Subsequent Events	12 Months Ended
Dec. 31, 2022
Hammerhead Energy Inc. [Member]
Disclosure of information about consolidated structured entities [line items]
Subsequent Events [Text Block]

3.) Subsequent Events

On February 23, 2023, the Company closed the Arrangement pursuant to a business combination agreement with DCRD. The new common shares and warrants of the Company issued, pursuant to the Arrangement, in exchange for the common shares, preferred shares and warrants of Hammerhead Resources Inc. and DCRD, were listed on the TSX and Nasdaq effective February 27, 2023.